COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

Twelve months ending June 30,	Minimum lease payment
	RMB	US$
	(Unaudited)	(Unaudited)
2022	3,213	498
2023	2,696	418
2024	3,561	552
2025	4,425	685
2026	4,447	689
2027 and thereafter	8,988	1,392
Total	27,330	4,234